Stockholders' Equity Matters - Dividends Declared (Details) - USD ($) $ / shares in Units, $ in Thousands																																3 Months Ended		12 Months Ended
	Apr. 28, 2022	Apr. 06, 2022	Feb. 24, 2022	Jan. 06, 2022	Dec. 15, 2021	Nov. 04, 2021	Oct. 06, 2021	Sep. 15, 2021	Aug. 05, 2021	Jul. 06, 2021	Jun. 15, 2021	May 06, 2021	Apr. 06, 2021	Mar. 15, 2021	Feb. 24, 2021	Dec. 15, 2020	Nov. 04, 2020	Sep. 15, 2020	Aug. 05, 2020	Jun. 15, 2020	May 05, 2020	Mar. 16, 2020	Feb. 13, 2020	Dec. 16, 2019	Oct. 31, 2019	Sep. 16, 2019	Jul. 26, 2019	Jun. 17, 2019	May 22, 2019	Mar. 15, 2019	Feb. 07, 2019	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
DIVIDEND PER SHARE (in dollars per share)			$ 0.6185			$ 0.6185			$ 0.6185			$ 0.6185			$ 0.6185		$ 0.6185		$ 0.6185		$ 0.6185		$ 0.6185		$ 0.6185		$ 0.6110		$ 0.6110		$ 0.6110			$ 2.47	$ 2.47	$ 2.45
Dividends declared				$ 179,132	$ 179,132		$ 179,080	$ 179,080		$ 179,026	$ 179,026		$ 178,569	$ 178,569		$ 178,290		$ 178,224		$ 178,212		$ 178,047		$ 177,687		$ 175,434		$ 175,389		$ 175,242		$ 181,023	$ 178,685	$ 721,032	$ 718,136	$ 708,561
Subsequent Event
Debt Instrument [Line Items]
DIVIDEND PER SHARE (in dollars per share)	$ 0.6185		$ 0.6185
Dividends declared		$ 179,661